Financial risk management (Tables)	12 Months Ended
Oct. 31, 2023
Disclosure Of Financial Risk Management [Abstract]
Disclosure of detailed information about foreign exchange risk [Table Text Block]
	As at October 31,	As at October 31,
	2023	2022
	CAD	CAD
Cash	$38,444	$15,715
Other receivables	$29,080	$13,832
Trade payables and other liabilities	$290,311	$393,978
Convertible debentures	$2,544,289	$2,810,362
Debenture payable	$52,031	$51,500
Derivative liabilities	$1,087,044	$601,696
Long-term loan	$60,000	$60,000

Disclosure of detailed information about maturity of trade payables [Table Text Block]
	As at October 31,	As at October 31,
	2023	2022
Less than 30 days past billing date	$209,285	$287,575
	$209,285	$287,575

Disclosure of detailed information about maturity of convertible debentures and derivative liabilities [Table Text Block]
	As at October 31,		As at October 31,
	2023		2022
	Convertible debentures	Debenture payable	Convertible debentures	Debenture payable
Less than three months	$2,451,614	$37,509	$2,445,107	$-
Three to six months	$1,038,355	$-	1,235,836	-
Six to twelve months	$433,815	$-	446,635	38,001
	$3,923,784	$37,509	$4,127,578	$38,001